Related Party Transactions - Schedule of Result of Transactions with Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Income and expenses for commissions and services	$ (174,404)	$ (186,129)	$ (177,571)
Income [member]
Disclosure of transactions between related parties [line items]
Income and interest expenses and readjustments	11,269	3,748	10,146
Income and expenses for commissions and services	3,232	829	5,227
Profit and loss from trading	2,585	1,146	2,333
Operational support expenses	901	1,075	537
Other income and expenses	207	84	216
Totals	18,194	6,882	18,459
Expense [member]
Disclosure of transactions between related parties [line items]
Income and interest expenses and readjustments	7,328	2,970	4,902
Profit and loss from trading	888	501	1,534
Operational support expenses			99
Other income and expenses	327	222	390
Totals	$ 8,543	$ 3,693	$ 6,925